Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
Schedule of inventories
	December 31, 2019	December 31, 2018
Raw materials	$-	$46,009
Finished goods	635,989	251,869
Installation projects in process	-	67,602
	$635,989	$365,480